Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,262,739)	$ (2,752,925)	$ (10,027,613)	$ (17,481,629)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	160,788	110,676	493,697	475,211
Stock-based compensation	415,379	738,212	2,429,959	5,650,072
Stock issued for services			343,019	140,151
Inventory reserve			348,302	358,300
Amortization of debt discount and debt issuance costs, net	27,441	144,065	477,928	937,133
Loss on derivative liability				452,146
Gain on settlement of notes payable				(2,802,234)
Loss on modification of derivatives				319,770
Loss on modification of warrants				158,327
Loss on conversion of debt				5,978,643
Write off of assets			148,627	212,862
Changes in operating assets and liabilities:
Accounts receivable	(557,737)	(514,722)	20,762	(36,963)
Net investment in direct financing lease	14,100	12,675	52,790	47,452
Other current assets	213,842	(169,973)	(265,624)	(52,058)
Inventory	(42,424)	(196,655)	(1,519)	(712,527)
Accounts payable and accrued expenses	(28,964)	380,899	(84,512)	90,353
Deferred revenue	315,624	416,301	113,759	(276,169)
Net cash flows from operating activities	(1,744,690)	(1,831,447)	(5,950,425)	(6,541,160)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(14,900)	(10,474)	(59,091)	(13,246)
Investment in other assets	(315,282)	(182,140)	(1,319,932)	(894,435)
Net cash flows from investing activities	(330,182)	(192,614)	(1,379,023)	(907,681)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable and common stock				3,000,000
Proceeds from the sale of common stock, net			9,610,793	9,002,290
Proceeds from exercise of common stock warrants				26,400
Payment of debt and equity issuance costs			(658,864)	(750,975)
Principal payments on capital lease obligations			(27,421)	(30,842)
Principal payments on finance lease obligation	(7,381)	(6,551)
Principal payments on notes payable			(1,000,000)	(59,819)
Net cash flows from financing activities	(7,381)	(6,551)	7,924,508	11,187,054
Effect of Foreign Currencies	30,817	29,153	(36,551)	(13,496)
Net Change in Cash	(2,051,436)	(2,001,459)	558,509	3,724,717
Cash, Beginning of the Period	4,972,331	4,413,822	4,413,822	689,105
Cash, End of the Period	2,920,895	2,412,363	4,972,331	4,413,822
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	3,392	4,223	173,426	11,021
Cash paid for income taxes	13,701	4,561	17,304	6,957
Non-cash Investing and Financing Activities:
Issuance of common stock for conversion of debt and related interest				21,609,673
Issuance of common stock for debt issuance costs				224,460
Reclassification of derivatives upon removal of price protection in warrants				7,614,974
Reclassification of software development costs to intangible assets			679,882
Acquisition of equipment due to a capital lease				$ 163,407
Purchase of vehicle with note payable	16,510
Recognition of lease right to use assets and liabilities	$ 514,473